Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Global Real Estate Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,926
T. Rowe Price Global Real Estate Fund, Inc. - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,518
T. Rowe Price Global Real Estate Fund, Inc. - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	$ 2,072